Financial Risk Management - Summary of Contractual Undiscounted Cash Flows (Detail) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 9,024,600	$ 5,752,188
Convertible note liability (refer note 16)	1,117,255	2,234,510
Lease liability	407,640	287,216
Non-Derivatives	10,549,495	8,273,914
Less Than Twelve Months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	9,024,600	5,752,188
Convertible note liability (refer note 16)	0	0
Lease liability	194,688	178,510
Non-Derivatives	9,219,288	5,930,698
Between 1 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0	0
Convertible note liability (refer note 16)	1,117,255	2,234,510
Lease liability	212,952	108,706
Non-Derivatives	1,330,207	2,343,216
More than 5 Years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	0	0
Convertible note liability (refer note 16)	0	0
Lease liability	0	0
Non-Derivatives	0	0
Carrying Amount (Assets/Liabilities) [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	9,024,600	5,752,188
Convertible note liability (refer note 16)	835,446	1,452,950
Lease liability	392,822	280,869
Non-Derivatives	$ 10,252,868	$ 7,486,007